Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued legal expenses	$ 1,393	$ 957
Compensation and related benefits	496	2,479	$ 985
Accrued warranty	195	204	234	$ 50
Other accrued expenses	548	507
Accrued Services		1,464	1,141
Total accrued expenses	$ 2,632	$ 4,147	$ 2,360